SHARE-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding as of October 1, 2013 Number of Shares	12,334
Granted during the year Number Of Shares	0
Forfeited during the year Number Of Shares	0
Outstanding as of September 30, 2014 Number of Shares	12,334	12,334
Outstanding as of October 1, 2013 Exercise Price	$ 40.00
Granted during the year Exercise Price	$ 0
Forfeited during the year Exercise Price	$ 0
Outstanding as of September 30, 2014 Exercise Price	$ 40.00	$ 40.00
Outstanding Remaining Life (Years)	5 years 7 months 13 days	6 years 7 months 13 days
Granted during the year Remaining Life (Years)	0 years
Forfeited during the year Remaining Life(Years)	0 years
Outstanding as of October 1, 2013 Aggregated Intrinsic Value	$ 0
Granted during the year Aggregated Intrinsic Value	0
Forfeited during the year Aggregated Intrinsic Value	0
Outstanding as of September 30, 2014 Aggregated Intrinsic Value	$ 0	$ 0